Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables

	As of
	January 1,	As of December 31,
	2024	2024	2025
Current
Trade payables	34	763	3,080
Other payables	—	75	1,698
VAT and other taxes payables	—	—	19
Security deposit received from customers	—	—	279
Accrued employee benefits	369	—	5,296
Accrued professional fees	234	—	2,883
Accrued expenses	—	1,003	172
	637	1,841	13,427
Non—current
Severance liabilities	—	—	47

	As of
	January 1,	As of December 31,
	2024	2024	2025
US$	271	1,005	3,424
HK$	—	—	6,651
RMB	—	—	2,019
SGD	366	836	790
BTC	—	—	527
USDC	—	—	770
USDT	—	—	(741)
Others	—	—	15
	637	1,841	13,455